PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 95.7%
Common Stocks
Aerospace & Defense 2.8%
BWX Technologies, Inc.	194,921	$15,209,686
HEICO Corp.(a)	274,270	46,908,398
		62,118,084
Automobile Components 1.0%
Aptiv PLC*	265,122	21,962,706
Biotechnology 3.2%
Argenx SE (Netherlands), ADR*	68,783	30,994,308
Exact Sciences Corp.*	621,230	39,758,720
		70,753,028
Building Products 0.4%
Zurn Elkay Water Solutions Corp.(a)	299,643	8,821,490
Commercial Services & Supplies 1.5%
GFL Environmental, Inc. (Canada)	1,146,694	32,910,118
Communications Equipment 1.3%
Arista Networks, Inc.*	129,197	28,385,873
Construction & Engineering 1.7%
Quanta Services, Inc.	143,159	26,958,271
WillScot Mobile Mini Holdings Corp.*	217,532	9,075,435
		36,033,706
Construction Materials 1.5%
Martin Marietta Materials, Inc.	68,475	31,812,800
Consumer Staples Distribution & Retail 2.6%
Performance Food Group Co.*	875,532	56,953,357
Electrical Equipment 1.1%
AMETEK, Inc.	156,050	24,223,641
Electronic Equipment, Instruments & Components 4.0%
Amphenol Corp. (Class A Stock)	319,592	29,079,676
Cognex Corp.	383,592	14,461,419

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	45,144	$10,509,523
Teledyne Technologies, Inc.*	81,271	32,748,962
		86,799,580
Energy Equipment & Services 1.0%
Halliburton Co.	590,386	21,861,994
Entertainment 1.7%
Take-Two Interactive Software, Inc.*	231,770	36,666,014
Financial Services 5.2%
Apollo Global Management, Inc.	239,943	22,074,756
Shift4 Payments, Inc. (Class A Stock)*(a)	738,812	48,628,606
WEX, Inc.*	245,082	43,276,579
		113,979,941
Food Products 1.9%
Freshpet, Inc.*(a)	336,950	23,906,603
Lamb Weston Holdings, Inc.	176,481	17,653,394
		41,559,997
Ground Transportation 2.4%
J.B. Hunt Transport Services, Inc.	172,379	31,936,657
Saia, Inc.*	52,960	20,675,055
		52,611,712
Health Care Equipment & Supplies 6.3%
Cooper Cos., Inc. (The)	86,784	29,239,265
Dexcom, Inc.*	362,706	41,899,797
Insulet Corp.*	127,926	24,189,527
Shockwave Medical, Inc.*	60,416	10,545,613
STERIS PLC	161,823	32,516,714
		138,390,916
Health Care Providers & Services 3.0%
Molina Healthcare, Inc.*	115,569	42,247,404
Progyny, Inc.*	650,114	22,337,917
		64,585,321

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 6.0%
Churchill Downs, Inc.(a)	265,223	$30,704,867
Domino’s Pizza, Inc.	78,449	30,821,828
Hilton Worldwide Holdings, Inc.	261,897	43,872,985
Texas Roadhouse, Inc.	226,933	25,543,578
		130,943,258
Household Durables 1.0%
Lennar Corp. (Class A Stock)	173,466	22,189,771
Insurance 3.0%
Markel Group, Inc.*	11,311	16,277,547
RenaissanceRe Holdings Ltd. (Bermuda)	176,229	37,776,448
Ryan Specialty Holdings, Inc.*	266,725	12,234,676
		66,288,671
Interactive Media & Services 2.3%
Pinterest, Inc. (Class A Stock)*	1,492,706	50,856,493
IT Services 4.2%
Gartner, Inc.*	70,355	30,593,168
Globant SA*	155,060	34,237,248
MongoDB, Inc.*	66,643	27,706,161
		92,536,577
Life Sciences Tools & Services 2.0%
Avantor, Inc.*	863,911	18,297,635
IQVIA Holdings, Inc.*	123,706	26,485,454
		44,783,089
Media 1.6%
Trade Desk, Inc. (The) (Class A Stock)*	491,898	34,659,133
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.	178,307	32,478,620
Hess Corp.	202,589	28,475,910
		60,954,530
Pharmaceuticals 0.8%
Jazz Pharmaceuticals PLC*	146,072	17,270,092

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 3.2%
KBR, Inc.	582,786	$30,112,553
Paycom Software, Inc.	86,298	15,676,895
Paycor HCM, Inc.*(a)	1,122,160	23,801,013
		69,590,461
Real Estate Management & Development 3.3%
CBRE Group, Inc. (Class A Stock)*	413,098	32,618,218
CoStar Group, Inc.*	487,741	40,502,013
		73,120,231
Semiconductors & Semiconductor Equipment 5.2%
Marvell Technology, Inc.	679,826	37,886,703
ON Semiconductor Corp.*(a)	286,692	20,449,740
Universal Display Corp.	328,122	55,518,243
		113,854,686
Software 10.0%
Cadence Design Systems, Inc.*	134,487	36,751,263
Crowdstrike Holdings, Inc. (Class A Stock)*	226,691	53,723,500
Datadog, Inc. (Class A Stock)*	290,205	33,829,197
HubSpot, Inc.*	63,744	31,485,074
Palo Alto Networks, Inc.*(a)	111,627	32,940,011
Procore Technologies, Inc.*	128,111	7,570,079
PTC, Inc.*	149,051	23,454,665
		219,753,789
Specialty Retail 4.4%
Burlington Stores, Inc.*	232,523	39,433,576
O’Reilly Automotive, Inc.*	43,557	42,789,526
Tractor Supply Co.(a)	70,745	14,361,942
		96,585,044
Textiles, Apparel & Luxury Goods 1.3%
On Holding AG (Switzerland) (Class A Stock)*(a)	943,390	27,367,744

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.*	118,347	$16,665,624
Watsco, Inc.(a)	69,568	26,590,977
		43,256,601

Total Long-Term Investments (cost $1,620,883,698)		2,094,440,448

Short-Term Investments 15.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	89,169,785	89,169,785
PGIM Institutional Money Market Fund (cost $256,066,183; includes $255,069,351 of cash collateral for securities on loan)(b)(wb)	256,354,351	256,251,810

Total Short-Term Investments (cost $345,235,968)		345,421,595

TOTAL INVESTMENTS 111.5% (cost $1,966,119,666)		2,439,862,043
Liabilities in excess of other assets (11.5)%		(252,425,431)

Net Assets 100.0%		$2,187,436,612

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,787,644; cash collateral of $255,069,351 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).